SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policies [Line Items]
Advertising expenses	$ 233	$ 128		$ 263
Research and development expenses	1,695	1,386		$ 2,024
Amortization of sales commission	3,028
Capitalized balances related to sales commission	$ 2,440	$ 2,277
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	3,099,144	1,685,386		1,467,849
Warranty expenses	$ 470	$ 49		$ 207
Bad debt expense (income)	65	(3)		$ (26)
Provision for doubtful accounts	1,104	1,933
Warranty provisions amount	1,671	1,594
Accumulated deficit	$ (677,897)	$ (674,864)	[1]		$ (16,097)
Increase in net income during period from effects of misstatements					$ 4,722	$ 1,277	$ 1,864	$ 486
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.60%	0.21%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	6.00%	6.41%

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.